22. Equity (Details) - shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
SummaryOfEquityLineItems [Line Items]
Number of shares		683,509,869	683,509,869
Percentage of shares		1.0000	1.0000
State Department of Finance
SummaryOfEquityLineItems [Line Items]
Number of shares		343,524,285	343,524,285
Percentage of shares		.5026	.5026
Companhia Brasileira de Liquidacao e Custodia
SummaryOfEquityLineItems [Line Items]
Number of shares	[1]	201,026,895	206,955,305
Percentage of shares		.2941	.3028
The Bank of New York ADR Department
SummaryOfEquityLineItems [Line Items]
Number of shares	[1],[2]	136,790,413	132,401,813
Percentage of shares		.2001	.1937
Other
SummaryOfEquityLineItems [Line Items]
Number of shares		2,168,276	628,466
Percentage of shares		.0032	.0009

[1]	custodians
[2]	Each ADR corresponds to 1 share.